Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms and the estimated 3 years
Computer trading and clearing system	5 years

Schedule of Revenue by Customer Type

The following table presents the revenue by customer type for the years ended December 31, 2024, 2023 and 2022:

	For the year ended December 31,
	2024	2023	2022
Non - VIP traders	$740,701	$2,153,515	$3,403,536
Total	$740,701	$2,153,515	$3,403,536

Schedule of Cost of Revenue Related to Internet Service Charge	These include expenses related to the operation of the data centers, such as internet service charge.
	For the year ended December 31,
	2024	2023	2022
Internet service charge	$192,048	$556,590	$782,790
Total	$192,048	$556,590	$782,790